Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
Key management personnel compensation
All directors and executive management have authority and responsibility for planning, directing and controlling the activities of the Group, and are considered to be key management personnel.
Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Executive management:
Short-term compensation and benefits	$3,303	$3,334	$3,835
Post-employment benefits	71	68	109
Share-based payments	12,053	15,509	17,144
	$15,427	$18,911	$21,088

Board of directors:
Cash remuneration	$480	$455	$430
Share-based payments	1,780	1,741	1,772
	$2,260	$2,196	$2,202